NATIONWIDE

VARIABLE

ACCOUNT-13

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Global Allocation V.I. Fund - Class III (MLVGA3)
8,258 shares (cost $122,942)	$128,659
Stock Index Fund, Inc. - Initial Shares (DSIF)
10,403 shares (cost $362,327)	424,867
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
8,514 shares (cost $247,876)	270,067
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2,286 shares (cost $91,123)	119,774
New Discovery Series - Service Class (MNDSC)
460 shares (cost $8,558)	9,676
Value Series - Service Class (MVFSC)
26,191 shares (cost $335,497)	498,422
U.S. Real Estate Portfolio - Class I (MSVRE)
4,330 shares (cost $69,067)	68,150
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
4,599 shares (cost $49,997)	49,945
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
8,422 shares (cost $89,307)	101,481
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
8,720 shares (cost $104,760)	112,667
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
12,679 shares (cost $151,537)	170,410
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
10,390 shares (cost $130,014)	137,565
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
640 shares (cost $8,547)	10,367
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
366 shares (cost $8,569)	9,789
NVIT Small Cap Index Fund Class II (NVSIX2)
7,179 shares (cost $88,547)	100,577
NVIT S&P 500 Index Fund Class II (GVEX2)
756 shares (cost $8,724)	9,696
VPS Growth and Income Portfolio - Class A (ALVGIA)
207 shares (cost $4,248)	5,750
VPS Real Estate Investment Portfolio - Class A (ALVREA)
18,284 shares (cost $219,762)	204,410
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
64 shares (cost $1,001)	1,476
American Century VP Inflation Protection Fund - Class II (ACVIP2)
38,932 shares (cost $432,726)	406,839
VP International Fund - Class III (ACVI3)
11,921 shares (cost $96,988)	128,034
VP Mid Cap Value Fund - Class I (ACVMV1)
26,860 shares (cost $357,725)	496,112
VP Value Fund - Class I (ACVV)
18,314 shares (cost $126,452)	154,755
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
11,963 shares (cost $153,441)	222,512
Appreciation Portfolio - Initial Shares (DCAP)
9,503 shares (cost $391,140)	455,648
Quality Bond Fund II - Primary Shares (FQB)
1,732 shares (cost $19,310)	19,795
VIP Contrafund(R) Portfolio - Service Class (FCS)
1,078 shares (cost $25,860)	36,917

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Equity-Income Portfolio - Service Class (FEIS)
6,100 shares (cost $128,089)	141,515
VIP Growth Portfolio - Service Class (FGS)
2,568 shares (cost $113,013)	146,351
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
9,366 shares (cost $117,299)	114,642
VIP Mid Cap Portfolio - Service Class (FMCS)
5,590 shares (cost $177,359)	202,137
VIP Money Market Portfolio - Service Class 2 (FMMP2)
724,879 shares (cost $724,879)	724,879
VIP Overseas Portfolio - Service Class R (FOSR)
10,958 shares (cost $170,296)	224,852
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,763 shares (cost $89,821)	138,717
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
14,185 shares (cost $139,669)	143,551
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,884 shares (cost $27,556)	32,485
Templeton Foreign Securities Fund - Class 3 (TIF3)
16,145 shares (cost $234,976)	277,378
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
37,477 shares (cost $702,353)	697,831
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
1,058 shares (cost $22,224)	24,908
Short Duration Bond Portfolio - I Class Shares (AMTB)
9,428 shares (cost $105,409)	101,634
International Portfolio - S Class Shares (AMINS)
31,107 shares (cost $321,709)	358,977
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
6,065 shares (cost $190,334)	249,077
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2,121 shares (cost $30,653)	40,830
Global Securities Fund/VA - Class 3 (OVGS3)
5,200 shares (cost $166,786)	213,991
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2,409 shares (cost $62,030)	75,267
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
5,592 shares (cost $123,465)	155,446
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
5,544 shares (cost $29,717)	29,828
All Asset Portfolio - Advisor Class (PMVAAD)
14,283 shares (cost $159,697)	156,832
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,952 shares (cost $35,303)	31,705
High Yield Portfolio - Administrative Class (PMVHYA)
54,826 shares (cost $436,166)	442,443
Low Duration Portfolio - Administrative Class (PMVLDA)
106,278 shares (cost $1,125,371)	1,127,614
Total Return Portfolio - Administrative Class (PMVTRA)
90,015 shares (cost $1,044,067)	988,362
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
900 shares (cost $13,538)	18,759
VI Comstock Fund - Series I Shares (ACC1)
9,726 shares (cost $152,681)	172,636
Growth and Income Fund - Series I Shares (ACGI)
15,578 shares (cost $301,884)	409,539
VI Small Cap Equity Fund - Series I Shares (AVSCE)
1,007 shares (cost $17,318)	25,624

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Variable Fund - Multi-Hedge Strategies (RVARS)
381 shares (cost $8,556)	8,671
Blue Chip Growth Portfolio - II (TRBCG2)
35,230 shares (cost $455,265)	653,521
Equity Income Portfolio - II (TREI2)
11,738 shares (cost $295,935)	333,137
Variable Insurance Portfolios - Asset Strategy (WRASP)
9,711 shares (cost $104,800)	128,652
Variable Insurance Portfolios - High Income (WRHIP)
300,778 shares (cost $1,153,859)	1,201,880
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
11,968 shares (cost $115,207)	128,335
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
5,773 shares (cost $59,306)	64,774

Total Investments	$14,341,140

Accounts Receivable-Small-Cap Growth Portfolio - S Class Shares (AMFAS)	14
Accounts Receivable-Variable Fund - Multi-Hedge Strategies (RVARS)	5

Other Accounts Payable	(142)
Accounts Payable-NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	(5)
Accounts Payable-NVIT S&P 500 Index Fund Class II (GVEX2)	(6)
Accounts Payable-VPS Growth and Income Portfolio - Class A (ALVGIA)	(11)
Accounts Payable-VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	(8)
Accounts Payable-Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	(10)

$14,340,977

Contract Owners’ Equity:
Accumulation units	14,340,977

Total Contract Owners’ Equity (note 5)	$14,340,977

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	MLVGA3	DSIF	JABS	JACAS	JAIGS	MNDSC	MVFSC
Reinvested dividends	$247,600	1,288	5,298	3,939	829	4,488	-	4,577
Mortality and expense risk charges (note 2)	(47,461)	(311)	(920)	(763)	(438)	(366)	(10)	(1,748)

Net investment income (loss)	200,139	977	4,378	3,176	391	4,122	(10)	2,829

Realized gain (loss) on investments	271,068	2,905	(26)	1,410	9,015	(14,630)	1	16,417
Change in unrealized gain (loss) on investments	1,075,041	4,212	69,075	23,723	23,512	12,010	1,118	111,019

Net gain (loss) on investments	1,346,109	7,117	69,049	25,133	32,527	(2,620)	1,119	127,436

Reinvested capital gains	133,575	4,776	2,049	8,481	-	-	-	1,404

Net increase (decrease) in contract owners’ equity resulting from operations	$1,679,823	12,870	75,476	36,790	32,918	1,502	1,109	131,669

Investment Activity:	MSVRE	NVCCN2	NVCMD2	GVIDM	GVDMA	NVMMV2	SCVF2	SCF2
Reinvested dividends	$762	849	1,522	1,806	2,679	1,467	49	11
Mortality and expense risk charges (note 2)	(318)	(86)	(328)	(268)	(331)	(205)	(18)	(10)

Net investment income (loss)	444	763	1,194	1,538	2,348	1,262	31	1

Realized gain (loss) on investments	11,568	15	28	9	22	702	2	1
Change in unrealized gain (loss) on investments	(5,620)	(52)	11,520	7,908	18,873	7,551	1,820	1,221

Net gain (loss) on investments	5,948	(37)	11,548	7,917	18,895	8,253	1,822	1,222

Reinvested capital gains	-	675	2,294	-	-	5,495	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,392	1,401	15,036	9,455	21,243	15,010	1,853	1,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVSIX2	GVEX2	ALVGIA	ALVREA	ALVSVA	ACVIP2	ACVI3	ACVMV1
Reinvested dividends	$1,296	167	87	3,954	8	5,370	1,560	5,701
Mortality and expense risk charges (note 2)	(122)	(10)	(75)	(803)	(4)	(1,339)	(403)	(1,784)

Net investment income (loss)	1,174	157	12	3,151	4	4,031	1,157	3,917

Realized gain (loss) on investments	30	1	3,422	(6,749)	1	(10,883)	734	12,204
Change in unrealized gain (loss) on investments	12,030	972	934	(24,618)	325	(33,036)	18,816	95,455

Net gain (loss) on investments	12,060	973	4,356	(31,367)	326	(43,919)	19,550	107,659

Reinvested capital gains	-	-	-	27,412	74	9,984	-	6,578

Net increase (decrease) in contract owners’ equity resulting from operations	$13,234	1,130	4,368	(804)	404	(29,904)	20,707	118,154

Investment Activity:	ACVV	DVSCS	DCAP	FQB	FCS	FEIS	FGS	FIGBS
Reinvested dividends	$1,576	3,561	10,464	585	328	3,188	249	2,695
Mortality and expense risk charges (note 2)	(342)	(999)	(1,991)	(91)	(125)	(374)	(401)	(2,716)

Net investment income (loss)	1,234	2,562	8,473	494	203	2,814	(152)	(21)

Realized gain (loss) on investments	85	45,966	43,195	585	35	868	10,059	(12,987)
Change in unrealized gain (loss) on investments	22,579	35,668	41,375	134	8,313	12,513	25,796	4,731

Net gain (loss) on investments	22,664	81,634	84,570	719	8,348	13,381	35,855	(8,256)

Reinvested capital gains	-	4,378	1,415	-	10	8,710	90	1,438

Net increase (decrease) in contract owners’ equity resulting from operations	$23,898	88,574	94,458	1,213	8,561	24,905	35,793	(6,839)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FMCS	FMMP2	FOSR	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3
Reinvested dividends	$747	92	2,601	1,572	1,908	680	4,806	21,264
Mortality and expense risk charges (note 2)	(599)	(3,287)	(714)	(429)	(428)	(101)	(838)	(1,814)

Net investment income (loss)	148	(3,195)	1,887	1,143	1,480	579	3,968	19,450

Realized gain (loss) on investments	(378)	359	897	2,814	(1,062)	(315)	1,270	(823)
Change in unrealized gain (loss) on investments	29,594	-	47,304	31,452	1,106	5,812	41,846	(12,821)

Net gain (loss) on investments	29,216	359	48,201	34,266	44	5,497	43,116	(13,644)

Reinvested capital gains	23,420	-	766	2,029	-	-	-	5,544

Net increase (decrease) in contract owners’ equity resulting from operations	$52,784	(2,836)	50,854	37,438	1,524	6,076	47,084	11,350

Investment Activity:	SBVSG2	AMTB	AMINS	AMCG	AMFAS	OVGS3	OVGI	OVSC
Reinvested dividends	$11	2,189	4,373	-	-	2,276	719	1,230
Mortality and expense risk charges (note 2)	(51)	(355)	(741)	(1,232)	(111)	(596)	(276)	(448)

Net investment income (loss)	(40)	1,834	3,632	(1,232)	(111)	1,680	443	782

Realized gain (loss) on investments	277	(11)	802	48,411	6,331	1,818	23	14,979
Change in unrealized gain (loss) on investments	2,684	(1,554)	32,077	37,030	5,588	35,631	13,237	24,080

Net gain (loss) on investments	2,961	(1,565)	32,879	85,441	11,919	37,449	13,260	39,059

Reinvested capital gains	1,655	-	-	-	-	-	-	1,620

Net increase (decrease) in contract owners’ equity resulting from operations	$4,576	269	36,511	84,209	11,808	39,129	13,703	41,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	OVSB	PMVAAD	PMVFAD	PMVHYA	PMVLDA	PMVTRA	PVTSCB	ACC1
Reinvested dividends	$-	8,081	553	35,890	7,086	28,332	133	2,573
Mortality and expense risk charges (note 2)	(8)	(706)	(123)	(2,355)	(2,028)	(4,829)	(55)	(351)

Net investment income (loss)	(8)	7,375	430	33,535	5,058	23,503	78	2,222

Realized gain (loss) on investments	-	(5,498)	(174)	30,139	(307)	9,730	(10)	171
Change in unrealized gain (loss) on investments	111	(2,865)	(2,978)	(32,267)	(10,002)	(74,991)	4,983	19,956

Net gain (loss) on investments	111	(8,363)	(3,152)	(2,128)	(10,309)	(65,261)	4,973	20,127

Reinvested capital gains	-	-	319	-	-	8,648	227	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103	(988)	(2,403)	31,407	(5,251)	(33,110)	5,278	22,349

Investment Activity:	ACGI	AVSCE	RVARS	TRBCG2	TREI2	WRASP	WRHIP	WRMCG
Reinvested dividends	$5,509	2	-	-	2,199	2,525	39,896	-
Mortality and expense risk charges (note 2)	(1,329)	(76)	(10)	(2,230)	(472)	(653)	(2,305)	(165)

Net investment income (loss)	4,180	(74)	(10)	(2,230)	1,727	1,872	37,591	(165)

Realized gain (loss) on investments	7,125	16	(1)	32,671	1,944	14,597	(9,316)	154
Change in unrealized gain (loss) on investments	88,783	6,751	114	158,177	33,109	17,063	47,646	13,128

Net gain (loss) on investments	95,908	6,767	113	190,848	35,053	31,660	38,330	13,282

Reinvested capital gains	3,257	228	-	-	-	-	-	188

Net increase (decrease) in contract owners’ equity resulting from operations	$103,345	6,921	103	188,618	36,780	33,532	75,921	13,305

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	WFVSCG
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(47)

Net investment income (loss)	(47)

Realized gain (loss) on investments	430
Change in unrealized gain (loss) on investments	5,380

Net gain (loss) on investments	5,810

Reinvested capital gains	411

Net increase (decrease) in contract owners’ equity resulting from operations	$6,174

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		MLVGA3		DSIF		JABS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$200,139	280,214	977	900	4,378	2,071	3,176	3,770
Realized gain (loss) on investments	271,068	973,570	2,905	3,795	(26)	(253)	1,410	2,370
Change in unrealized gain (loss) on investments	1,075,041	406,721	4,212	4,460	69,075	8,273	23,723	2,655
Reinvested capital gains	133,575	246,746	4,776	293	2,049	4,937	8,481	11,427

Net increase (decrease) in contract owners’ equity resulting from operations	1,679,823	1,907,251	12,870	9,448	75,476	15,028	36,790	20,222

Equity transactions:
Purchase payments received from contract owners (note 3)	1,971,097	1,949,294	13,927	5,594	-	51,088	46	16,587
Transfers between funds (note 3)	-	-	22,016	51,573	193,535	-	57,898	9,408
Redemptions (note 3)	(377,435)	(16,580,512)	(8,376)	(62,619)	(2,604)	(1,088)	(8,870)	(17,048)
Adjustments to maintain reserves	12	675	9	(9)	5	(13)	7	(2)

Net equity transactions	1,593,674	(14,630,543)	27,576	(5,461)	190,936	49,987	49,081	8,945

Net change in contract owners’ equity	3,273,497	(12,723,292)	40,446	3,987	266,412	65,015	85,871	29,167
Contract owners’ equity beginning of period	11,067,480	23,790,772	88,217	84,230	158,454	93,439	184,202	155,035

Contract owners’ equity end of period	$14,340,977	11,067,480	128,663	88,217	424,866	158,454	270,073	184,202

CHANGES IN UNITS:
Beginning units	620,973	1,551,790	6,309	6,601	8,459	5,753	9,084	8,637
Units purchased	817,136	1,808,879	3,872	4,919	8,904	2,765	3,232	1,476
Units redeemed	(622,830)	(2,739,696)	(2,083)	(5,211)	(118)	(59)	(1,118)	(1,029)

Ending units	815,279	620,973	8,098	6,309	17,245	8,459	11,198	9,084

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JACAS		JAIGS		MNDSC		MVFSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$391	331	4,122	388	(10)	-	2,829	5,040
Realized gain (loss) on investments	9,015	402	(14,630)	(100,035)	1	-	16,417	55,910
Change in unrealized gain (loss) on investments	23,512	9,714	12,010	(12,010)	1,118	-	111,019	13,786
Reinvested capital gains	-	-	-	19,538	-	-	1,404	4,016

Net increase (decrease) in contract owners’ equity resulting from operations	32,918	10,447	1,502	(92,119)	1,109	-	131,669	78,752

Equity transactions:
Purchase payments received from contract owners (note 3)	-	80,295	(398)	(3)	8,567	-	-	-
Transfers between funds (note 3)	(44,138)	-	(163,995)	264,837	-	-	8,181	(187,924)
Redemptions (note 3)	(147)	(3,790)	(4,396)	(5,425)	-	-	(12,703)	(125,327)
Adjustments to maintain reserves	(11)	8	2	(5)	-	-	(1)	2

Net equity transactions	(44,296)	76,513	(168,787)	259,404	8,567	-	(4,523)	(313,249)

Net change in contract owners’ equity	(11,378)	86,960	(167,285)	167,285	9,676	-	127,146	(234,497)
Contract owners’ equity beginning of period	131,153	44,193	167,285	-	-	-	371,285	605,782

Contract owners’ equity end of period	$119,775	131,153	-	167,285	9,676	-	498,431	371,285

CHANGES IN UNITS:
Beginning units	5,949	2,479	5,325	-	-	-	18,195	34,479
Units purchased	-	3,646	-	28,305	668	-	966	11
Units redeemed	(1,783)	(176)	(5,325)	(22,980)	-	-	(1,077)	(16,295)

Ending units	4,166	5,949	-	5,325	668	-	18,084	18,195

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSVRE		NVCCN2		NVCMD2		GVIDM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$444	(246)	763	-	1,194	954	1,538	-
Realized gain (loss) on investments	11,568	27,732	15	-	28	(2)	9	-
Change in unrealized gain (loss) on investments	(5,620)	(99)	(52)	-	11,520	654	7,908	-
Reinvested capital gains	-	-	675	-	2,294	1,306	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,392	27,387	1,401	-	15,036	2,912	9,455	-

Equity transactions:
Purchase payments received from contract owners (note 3)	35	9,323	-	-	-	83,534	-	-
Transfers between funds (note 3)	(39,143)	26,129	53,330	-	-	-	103,213	-
Redemptions (note 3)	(576)	(48,742)	(4,786)	-	-	-	-	-
Adjustments to maintain reserves	(39)	33	(3)	-	-	3	2	-

Net equity transactions	(39,723)	(13,257)	48,541	-	-	83,537	103,215	-

Net change in contract owners’ equity	(33,331)	14,130	49,942	-	15,036	86,449	112,670	-
Contract owners’ equity beginning of period	101,487	87,357	-	-	86,449	-	-	-

Contract owners’ equity end of period	$68,156	101,487	49,942	-	101,485	86,449	112,670	-

CHANGES IN UNITS:
Beginning units	3,187	3,173	-	-	8,421	-	-	-
Units purchased	31	26,429	5,005	-	-	8,421	9,351	-
Units redeemed	(1,109)	(26,415)	(442)	-	-	-	-	-

Ending units	2,109	3,187	4,563	-	8,421	8,421	9,351	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMA		NVMMV2		SCVF2		SCF2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,348	-	1,262	-	31	-	1	-
Realized gain (loss) on investments	22	-	702	-	2	-	1	-
Change in unrealized gain (loss) on investments	18,873	-	7,551	-	1,820	-	1,221	-
Reinvested capital gains	-	-	5,495	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,243	-	15,010	-	1,853	-	1,223	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	8,567	-
Transfers between funds (note 3)	149,167	-	126,047	-	8,514	-	-	-
Redemptions (note 3)	-	-	(3,491)	-	-	-	-	-
Adjustments to maintain reserves	(5)	-	9	-	(5)	-	-	-

Net equity transactions	149,162	-	122,565	-	8,509	-	8,567	-

Net change in contract owners’ equity	170,405	-	137,575	-	10,362	-	9,790	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$170,405	-	137,575	-	10,362	-	9,790	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	13,626	-	10,208	-	707	-	701	-
Units redeemed	-	-	(376)	-	-	-	-	-

Ending units	13,626	-	9,832	-	707	-	701	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVSIX2		GVEX2		ALVGIA		ALVREA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,174	-	157	-	12	1,144	3,151	621
Realized gain (loss) on investments	30	-	1	-	3,422	9,720	(6,749)	269
Change in unrealized gain (loss) on investments	12,030	-	972	-	934	568	(24,618)	8,312
Reinvested capital gains	-	-	-	-	-	-	27,412	10,829

Net increase (decrease) in contract owners’ equity resulting from operations	13,234	-	1,130	-	4,368	11,432	(804)	20,031

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	8,567	-	-	-	12,659	46,082
Transfers between funds (note 3)	88,659	-	-	-	(26,060)	151,729	(16,502)	90,404
Redemptions (note 3)	(1,314)	-	-	-	(2,199)	(133,517)	(7,788)	(6,051)
Adjustments to maintain reserves	-	-	(7)	-	(20)	6	1	(45)

Net equity transactions	87,345	-	8,560	-	(28,279)	18,218	(11,630)	130,390

Net change in contract owners’ equity	100,579	-	9,690	-	(23,911)	29,650	(12,434)	150,421
Contract owners’ equity beginning of period	-	-	-	-	29,650	-	216,827	66,406

Contract owners’ equity end of period	$100,579	-	9,690	-	5,739	29,650	204,393	216,827

CHANGES IN UNITS:
Beginning units	-	-	-	-	1,588	-	6,385	2,359
Units purchased	8,069	-	823	-	-	8,750	1,973	4,266
Units redeemed	(118)	-	-	-	(1,359)	(7,162)	(2,563)	(240)

Ending units	7,951	-	823	-	229	1,588	5,795	6,385

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ALVSVA		ACVIP2		ACVI3		ACVMV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4	4	4,031	10,251	1,157	379	3,917	21,963
Realized gain (loss) on investments	1	-	(10,883)	24,158	734	2,431	12,204	(8,392)
Change in unrealized gain (loss) on investments	325	133	(33,036)	(7,847)	18,816	13,339	95,455	84,663
Reinvested capital gains	74	32	9,984	10,510	-	-	6,578	107,208

Net increase (decrease) in contract owners’ equity resulting from operations	404	169	(29,904)	37,072	20,707	16,149	118,154	205,442

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	55,979	9,868	-	-	24	11,963
Transfers between funds (note 3)	-	-	110,336	(44,230)	22,719	(4,268)	(21,589)	(1,631,199)
Redemptions (note 3)	-	-	(16,893)	(166,192)	(1,926)	(8,927)	(9,624)	(40,789)
Adjustments to maintain reserves	(3)	(4)	(12)	(32)	(9)	(10)	(18)	2

Net equity transactions	(3)	(4)	149,410	(200,586)	20,784	(13,205)	(31,207)	(1,660,023)

Net change in contract owners’ equity	401	165	119,506	(163,514)	41,491	2,944	86,947	(1,454,581)
Contract owners’ equity beginning of period	1,067	902	287,328	450,842	86,541	83,597	409,165	1,863,746

Contract owners’ equity end of period	$1,468	1,067	406,834	287,328	128,032	86,541	496,112	409,165

CHANGES IN UNITS:
Beginning units	39	39	17,346	29,228	9,545	11,133	23,388	123,233
Units purchased	-	-	16,642	11,589	2,254	3	619	1,696
Units redeemed	-	-	(7,169)	(23,471)	(224)	(1,591)	(2,130)	(101,541)

Ending units	39	39	26,819	17,346	11,575	9,545	21,877	23,388

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVV		DVSCS		DCAP		FQB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,234	9,065	2,562	136	8,473	16,980	494	497
Realized gain (loss) on investments	85	192,097	45,966	5,884	43,195	9,741	585	-
Change in unrealized gain (loss) on investments	22,579	(60,377)	35,668	19,350	41,375	14,696	134	705
Reinvested capital gains	-	-	4,378	8,290	1,415	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,898	140,785	88,574	33,660	94,458	41,417	1,213	1,202

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(3)	19,995	8,238	149,727	-	-
Transfers between funds (note 3)	70,565	(1,219,817)	(139,543)	35,642	(197,551)	(1,866)	9,310	-
Redemptions (note 3)	-	(10,215)	(10,375)	(13,140)	(14,830)	(45,617)	(4,776)	-
Adjustments to maintain reserves	8	1	(9)	(24)	17	(13)	4	(3)

Net equity transactions	70,573	(1,230,031)	(149,930)	42,473	(204,126)	102,231	4,538	(3)

Net change in contract owners’ equity	94,471	(1,089,246)	(61,356)	76,133	(109,668)	143,648	5,751	1,199
Contract owners’ equity beginning of period	60,291	1,149,537	283,865	207,732	565,320	421,672	14,046	12,847

Contract owners’ equity end of period	$154,762	60,291	222,509	283,865	455,652	565,320	19,797	14,046

CHANGES IN UNITS:
Beginning units	3,014	65,612	11,179	9,433	29,776	24,438	869	869
Units purchased	2,880	-	233	2,826	1,778	13,148	2,757	-
Units redeemed	-	(62,598)	(5,155)	(1,080)	(11,662)	(7,810)	(2,382)	-

Ending units	5,894	3,014	6,257	11,179	19,892	29,776	1,244	869

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FCS		FEIS		FGS		FIGBS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$203	(3,877)	2,814	2,182	(152)	154	(21)	13,705
Realized gain (loss) on investments	35	525,373	868	5,033	10,059	8,190	(12,987)	16,861
Change in unrealized gain (loss) on investments	8,313	(294,371)	12,513	(1,041)	25,796	3,701	4,731	(5,470)
Reinvested capital gains	10	-	8,710	5,190	90	-	1,438	20,888

Net increase (decrease) in contract owners’ equity resulting from operations	8,561	227,125	24,905	11,364	35,793	12,045	(6,839)	45,984

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	21,132	11,921	12,566	-	286,190	22,186
Transfers between funds (note 3)	600	(1,731,873)	14,919	10,376	4,973	36,894	(888,313)	(104,039)
Redemptions (note 3)	-	(823)	(2,541)	(27,790)	(2,719)	(29,516)	(41,354)	(2,042)
Adjustments to maintain reserves	(7)	(18)	13	(11)	(11)	(8)	-	(8)

Net equity transactions	593	(1,732,714)	33,523	(5,504)	14,809	7,370	(643,477)	(83,903)

Net change in contract owners’ equity	9,154	(1,505,589)	58,428	5,860	50,602	19,415	(650,316)	(37,919)
Contract owners’ equity beginning of period	27,757	1,533,346	83,100	77,240	95,741	76,326	764,953	802,872

Contract owners’ equity end of period	$36,911	27,757	141,528	83,100	146,343	95,741	114,637	764,953

CHANGES IN UNITS:
Beginning units	1,228	78,320	4,439	4,817	5,365	4,882	46,802	51,906
Units purchased	22	594	1,602	1,746	795	2,188	19,037	9,664
Units redeemed	-	(77,686)	(117)	(2,124)	(118)	(1,705)	(58,665)	(14,768)

Ending units	1,250	1,228	5,924	4,439	6,042	5,365	7,174	46,802

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FMCS		FMMP2		FOSR		FTVSV2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$148	239	(3,195)	(15,582)	1,887	2,552	1,143	415
Realized gain (loss) on investments	(378)	(7,654)	359	-	897	4,679	2,814	3,706
Change in unrealized gain (loss) on investments	29,594	12,504	-	-	47,304	21,733	31,452	11,600
Reinvested capital gains	23,420	12,199	-	-	766	571	2,029	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,784	17,288	(2,836)	(15,582)	50,854	29,535	37,438	15,721

Equity transactions:
Purchase payments received from contract owners (note 3)	13,463	34,059	497,683	556,635	8,569	17,320	(53)	21,082
Transfers between funds (note 3)	(16,385)	(27,969)	(396,843)	10,399,536	(110)	(12,826)	(5,877)	(4,070)
Redemptions (note 3)	(2,592)	(30,796)	(26,195)	(14,668,630)	(2,749)	(17,045)	(1,140)	(12,241)
Adjustments to maintain reserves	(15)	13	(9)	(24)	(11)	(4)	15	(15)

Net equity transactions	(5,529)	(24,693)	74,636	(3,712,483)	5,699	(12,555)	(7,055)	4,756

Net change in contract owners’ equity	47,255	(7,405)	71,800	(3,728,065)	56,553	16,980	30,383	20,477
Contract owners’ equity beginning of period	154,876	162,281	653,076	4,381,141	168,302	151,322	108,335	87,858

Contract owners’ equity end of period	$202,131	154,876	724,876	653,076	224,855	168,302	138,718	108,335

CHANGES IN UNITS:
Beginning units	9,031	10,855	57,032	381,088	12,525	13,552	4,168	3,993
Units purchased	658	3,745	248,381	1,338,504	564	1,348	-	1,206
Units redeemed	(996)	(5,569)	(241,903)	(1,662,560)	(200)	(2,375)	(238)	(1,031)

Ending units	8,693	9,031	63,510	57,032	12,889	12,525	3,930	4,168

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVDM3		TIF2		TIF3		FTVGI3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,480	18,301	579	633	3,968	3,331	19,450	17,360
Realized gain (loss) on investments	(1,062)	(100,302)	(315)	(17)	1,270	(3,284)	(823)	(2,045)
Change in unrealized gain (loss) on investments	1,106	(745)	5,812	3,395	41,846	26,680	(12,821)	26,129
Reinvested capital gains	-	-	-	-	-	-	5,544	468

Net increase (decrease) in contract owners’ equity resulting from operations	1,524	(82,746)	6,076	4,011	47,084	26,727	11,350	41,912

Equity transactions:
Purchase payments received from contract owners (note 3)	2,739	4,180	-	-	5	87,558	8,536	98,746
Transfers between funds (note 3)	48,470	98,725	-	-	7,946	(7,267)	303,234	114,063
Redemptions (note 3)	(5,355)	(10,905)	(100)	-	(3,158)	(10,946)	(7,259)	(106,646)
Adjustments to maintain reserves	(33)	(6)	-	(2)	(12)	(16)	12	(15)

Net equity transactions	45,821	91,994	(100)	(2)	4,781	69,329	304,523	106,148

Net change in contract owners’ equity	47,345	9,248	5,976	4,009	51,865	96,056	315,873	148,060
Contract owners’ equity beginning of period	96,197	86,949	26,513	22,504	225,496	129,440	381,961	233,901

Contract owners’ equity end of period	$143,542	96,197	32,489	26,513	277,361	225,496	697,834	381,961

CHANGES IN UNITS:
Beginning units	5,132	5,229	1,201	1,201	15,648	10,594	19,292	13,526
Units purchased	3,603	81,743	-	-	2,872	6,832	17,603	12,455
Units redeemed	(979)	(81,840)	-	-	(2,815)	(1,778)	(2,140)	(6,689)

Ending units	7,756	5,132	1,201	1,201	15,705	15,648	34,755	19,292

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SBVSG2		AMTB		AMINS		AMCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(40)	-	1,834	4,826	3,632	524	(1,232)	(1,429)
Realized gain (loss) on investments	277	-	(11)	(3,362)	802	4,807	48,411	26,978
Change in unrealized gain (loss) on investments	2,684	-	(1,554)	7,010	32,077	13,490	37,030	13,561
Reinvested capital gains	1,655	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,576	-	269	8,474	36,511	18,821	84,209	39,110

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	8,219	194	-	15,323
Transfers between funds (note 3)	20,332	-	-	12,573	201,101	961	(198,157)	64,113
Redemptions (note 3)	-	-	-	(140,866)	(4,448)	(10,533)	(12,778)	(67,884)
Adjustments to maintain reserves	-	-	-	(9)	(8)	(14)	11	(26)

Net equity transactions	20,332	-	-	(128,302)	204,864	(9,392)	(210,924)	11,526

Net change in contract owners’ equity	24,908	-	269	(119,828)	241,375	9,429	(126,715)	50,636
Contract owners’ equity beginning of period	-	-	101,359	221,187	117,609	108,180	375,794	325,158

Contract owners’ equity end of period	$24,908	-	101,628	101,359	358,984	117,609	249,079	375,794

CHANGES IN UNITS:
Beginning units	-	-	8,409	19,128	8,860	9,628	15,399	14,914
Units purchased	1,107	-	-	1,063	14,531	559	1,414	5,073
Units redeemed	(111)	-	-	(11,782)	(389)	(1,327)	(9,082)	(4,588)

Ending units	996	-	8,409	8,409	23,002	8,860	7,731	15,399

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMFAS		OVGS3		OVGI		OVSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(111)	(110)	1,680	839	443	-	782	(42)
Realized gain (loss) on investments	6,331	1,737	1,818	7,940	23	-	14,979	104
Change in unrealized gain (loss) on investments	5,588	608	35,631	11,022	13,237	-	24,080	4,530
Reinvested capital gains	-	-	-	-	-	-	1,620	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,808	2,235	39,129	19,801	13,703	-	41,461	4,592

Equity transactions:
Purchase payments received from contract owners (note 3)	8,218	-	8,551	87,558	61,564	-	-	78,236
Transfers between funds (note 3)	-	-	35,448	35,841	-	-	21,200	-
Redemptions (note 3)	(1,114)	(7,856)	(4,071)	(47,412)	-	-	(219)	(96)
Adjustments to maintain reserves	20	(19)	9	(19)	-	-	(21)	-

Net equity transactions	7,124	(7,875)	39,937	75,968	61,564	-	20,960	78,140

Net change in contract owners’ equity	18,932	(5,640)	79,066	95,769	75,267	-	62,421	82,732
Contract owners’ equity beginning of period	21,912	27,552	134,922	39,153	-	-	93,011	10,279

Contract owners’ equity end of period	$40,844	21,912	213,988	134,922	75,267	-	155,432	93,011

CHANGES IN UNITS:
Beginning units	1,515	2,068	8,538	3,028	-	-	3,694	480
Units purchased	491	-	2,704	8,942	3,212	-	750	3,218
Units redeemed	(67)	(553)	(570)	(3,432)	-	-	(51)	(4)

Ending units	1,939	1,515	10,672	8,538	3,212	-	4,393	3,694

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVSB		PMVAAD		PMVFAD		PMVHYA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(8)	-	7,375	-	430	1,605	33,535	116,709
Realized gain (loss) on investments	-	-	(5,498)	-	(174)	6	30,139	170,731
Change in unrealized gain (loss) on investments	111	-	(2,865)	-	(2,978)	(841)	(32,267)	20,139
Reinvested capital gains	-	-	-	-	319	784	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	103	-	(988)	-	(2,403)	1,554	31,407	307,579

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	150,876	-	-	-	10,776	158,831
Transfers between funds (note 3)	29,725	-	10,038	-	1,336	7,133	(1,015,745)	(1,489,777)
Redemptions (note 3)	-	-	(3,091)	-	(1,950)	(824)	(19,959)	(66,218)
Adjustments to maintain reserves	(2)	-	2	-	(12)	1	175	581

Net equity transactions	29,723	-	157,825	-	(626)	6,310	(1,024,753)	(1,396,583)

Net change in contract owners’ equity	29,826	-	156,837	-	(3,029)	7,864	(993,346)	(1,089,004)
Contract owners’ equity beginning of period	-	-	-	-	34,724	26,860	1,435,732	2,524,736

Contract owners’ equity end of period	$29,826	-	156,837	-	31,695	34,724	442,386	1,435,732

CHANGES IN UNITS:
Beginning units	-	-	-	-	2,574	2,085	60,152	120,500
Units purchased	2,953	-	26,631	-	106	564	1,081	145,695
Units redeemed	-	-	(11,913)	-	(155)	(75)	(43,630)	(206,043)

Ending units	2,953	-	14,718	-	2,525	2,574	17,603	60,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVLDA		PMVTRA		PVTSCB		ACC1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,058	12,156	23,503	32,092	78	17	2,222	-
Realized gain (loss) on investments	(307)	772	9,730	29,492	(10)	(18)	171	-
Change in unrealized gain (loss) on investments	(10,002)	37,607	(74,991)	31,736	4,983	1,259	19,956	-
Reinvested capital gains	-	-	8,648	26,891	227	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,251)	50,535	(33,110)	120,211	5,278	1,258	22,349	-

Equity transactions:
Purchase payments received from contract owners (note 3)	69,452	25,062	461,672	85,207	-	-	-	-
Transfers between funds (note 3)	644,783	(1,558,174)	(675,201)	(1,055,632)	(3)	8,510	150,287	-
Redemptions (note 3)	(18,509)	(92,350)	(63,597)	(337,732)	-	-	-	-
Adjustments to maintain reserves	(34)	171	62	284	(1)	-	(1)	-

Net equity transactions	695,692	(1,625,291)	(277,064)	(1,307,873)	(4)	8,510	150,286	-

Net change in contract owners’ equity	690,441	(1,574,756)	(310,174)	(1,187,662)	5,274	9,768	172,635	-
Contract owners’ equity beginning of period	437,142	2,011,898	1,298,539	2,486,201	13,484	3,716	-	-

Contract owners’ equity end of period	$1,127,583	437,142	988,365	1,298,539	18,758	13,484	172,635	-

CHANGES IN UNITS:
Beginning units	30,071	145,765	70,192	146,522	626	202	-	-
Units purchased	54,703	3,900	25,961	31,856	-	424	9,704	-
Units redeemed	(6,816)	(119,594)	(41,474)	(108,186)	-	-	(128)	-

Ending units	77,958	30,071	54,679	70,192	626	626	9,576	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACGI		AVSCE		RVARS		TRBCG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4,180	(445)	(74)	(52)	(10)	-	(2,230)	(1,623)
Realized gain (loss) on investments	7,125	184,733	16	(1)	(1)	-	32,671	19,712
Change in unrealized gain (loss) on investments	88,783	(42,180)	6,751	2,375	114	-	158,177	45,728
Reinvested capital gains	3,257	-	228	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	103,345	142,108	6,921	2,322	103	-	188,618	63,817

Equity transactions:
Purchase payments received from contract owners (note 3)	2	117,547	-	-	8,567	-	93,800	21,283
Transfers between funds (note 3)	(283)	(1,187,864)	-	7,342	-	-	(26,567)	99,023
Redemptions (note 3)	(2,418)	(15,684)	-	(785)	-	-	(21,172)	(119,016)
Adjustments to maintain reserves	8	(30)	(3)	(6)	6	-	(39)	(7)

Net equity transactions	(2,691)	(1,086,031)	(3)	6,551	8,573	-	46,022	1,283

Net change in contract owners’ equity	100,654	(943,923)	6,918	8,873	8,676	-	234,640	65,100
Contract owners’ equity beginning of period	308,883	1,252,806	18,705	9,832	-	-	418,857	353,757

Contract owners’ equity end of period	$409,537	308,883	25,623	18,705	8,676	-	653,497	418,857

CHANGES IN UNITS:
Beginning units	15,213	70,397	1,579	942	-	-	27,487	27,262
Units purchased	-	5,986	-	707	870	-	10,153	11,251
Units redeemed	(117)	(61,170)	-	(70)	-	-	(7,003)	(11,026)

Ending units	15,096	15,213	1,579	1,579	870	-	30,637	27,487

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TREI2		WRASP		WRHIP		WRMCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,727	797	1,872	1,115	37,591	(31)	(165)	-
Realized gain (loss) on investments	1,944	(88)	14,597	(583)	(9,316)	953	154	-
Change in unrealized gain (loss) on investments	33,109	6,024	17,063	20,256	47,646	375	13,128	-
Reinvested capital gains	-	-	-	-	-	-	188	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,780	6,733	33,532	20,788	75,921	1,297	13,305	-

Equity transactions:
Purchase payments received from contract owners (note 3)	4,248	-	70,086	12,559	39,177	-	-	-
Transfers between funds (note 3)	239,418	16,868	(117,430)	6,495	1,073,152	60,675	116,607	-
Redemptions (note 3)	(3,455)	(257)	(3,115)	(4,682)	(4,236)	(44,102)	(1,575)	-
Adjustments to maintain reserves	(6)	-	(6)	1	(1)	(2)	(10)	-

Net equity transactions	240,205	16,611	(50,465)	14,373	1,108,092	16,571	115,022	-

Net change in contract owners’ equity	276,985	23,344	(16,933)	35,161	1,184,013	17,868	128,327	-
Contract owners’ equity beginning of period	56,155	32,811	145,583	110,422	17,868	-	-	-

Contract owners’ equity end of period	$333,140	56,155	128,650	145,583	1,201,881	17,868	128,327	-

CHANGES IN UNITS:
Beginning units	4,185	2,849	10,256	9,237	1,643	-	-	-
Units purchased	16,300	1,355	4,763	2,102	236,505	5,700	9,914	-
Units redeemed	(1,226)	(19)	(7,712)	(1,083)	(137,836)	(4,057)	(131)	-

Ending units	19,259	4,185	7,307	10,256	100,312	1,643	9,783	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WFVSCG		ACVVS1		JAIGS2		AVCDI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(47)	(100)	-	(3)	-	(1,343)	-	(3)
Realized gain (loss) on investments	430	4,383	-	(1,093)	-	(149,984)	-	(308)
Change in unrealized gain (loss) on investments	5,380	(2,491)	-	1,684	-	328,977	-	822
Reinvested capital gains	411	1,369	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,174	3,161	-	588	-	177,650	-	511

Equity transactions:
Purchase payments received from contract owners (note 3)	8,851	-	-	-	-	9,754	-	-
Transfers between funds (note 3)	42,376	(23,154)	-	(5,030)	-	(1,294,849)	-	(5,243)
Redemptions (note 3)	(892)	(17,411)	-	-	-	(833)	-	-
Adjustments to maintain reserves	(1)	(7)	-	(5)	-	(7)	-	7

Net equity transactions	50,334	(40,572)	-	(5,035)	-	(1,285,935)	-	(5,236)

Net change in contract owners’ equity	56,508	(37,411)	-	(4,447)	-	(1,108,285)	-	(4,725)
Contract owners’ equity beginning of period	8,262	45,673	-	4,447	-	1,108,285	-	4,725

Contract owners’ equity end of period	$64,770	8,262	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	659	3,916	-	363	-	61,077	-	260
Units purchased	2,847	662	-	-	-	1,547	-	-
Units redeemed	(55)	(3,919)	-	(363)	-	(62,624)	-	(260)

Ending units	3,451	659	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVHI3
	2013	2012
Investment activity:
Net investment income (loss)	$-	1,054
Realized gain (loss) on investments	-	292
Change in unrealized gain (loss) on investments	-	(60)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,286

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds (note 3)	-	(11,779)
Redemptions (note 3)	-	(104)
Adjustments to maintain reserves	-	-

Net equity transactions	-	(11,883)

Net change in contract owners’ equity	-	(10,597)
Contract owners’ equity beginning of period	-	10,597

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	3,738
Units purchased	-	-
Units redeemed	-	(3,738)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)*

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

DELAWARE GROUP

  VIP Small Cap Value Series: Service Class (DWVSVS)*

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares  (GVGMNS)*

INVESCO INVESTMENTS

  V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)*

  Van Kampen V.I. Mid Cap Growth Fund - Series I Shares  (IVKMG1)*

JANUS FUNDS

  Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

  Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

  Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

LORD ABBETT FUNDS

  Series Fund - Growth and Income Portfolio - Class VC  (LOVGI)*

  Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)*

MASSACHUSETTS FINANCIAL SERVICES CO.

  Investors Growth Stock Series - Service Class (MIGSC)*

  New Discovery Series - Service Class (MNDSC)

  Value Series - Service Class (MVFSC)

MORGAN STANLEY

  Emerging Markets Debt Portfolio - Class I (MSEM)*

  U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)*

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)*

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)*

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

  NVIT Investor Destinations Capital Appreciation Fund - Class II  (NVDCA2)*

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II  (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class  II (GVDMC)*

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)*

  NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)*

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)*

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)*

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)*

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)*

  NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

  NVIT Multi-Manager Small Company Fund - Class II (SCF2)

  NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)*

  NVIT Cardinal(SM) Managed Growth & Income Fund: Class II  (NCPGI2)*

  NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)*

  NVIT Investor Destinations Managed Growth & Income Fund:  Class II (IDPGI2)*

  NVIT Small Cap Index Fund Class II (NVSIX2)

  NVIT S&P 500 Index Fund Class II (GVEX2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Growth and Income Portfolio - Class A (ALVGIA)

  VPS International Value Portfolio - Class A (ALVIVA)*

  VPS Real Estate Investment Portfolio - Class A (ALVREA)

  VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class I (ACVIG)*

  American Century VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class I (ACVI)*

  VP International Fund - Class III (ACVI3)

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Ultra(R) Fund - Class I (ACVU1)*

  VP Value Fund - Class I (ACVV)

  VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

  Opportunistic Small Cap Portfolio: Initial Shares (DSC)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Contrafund(R) Portfolio - Service Class (FCS)

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Growth Portfolio - Service Class (FGS)

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Money Market Portfolio - Service Class 2 (FMMP2)

  VIP Overseas Portfolio - Service Class (FOS)*

  VIP Overseas Portfolio - Service Class R (FOSR)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

  Franklin U.S. Government Fund - Class 2 (FTVUG2)*

  Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)*

  Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

  Templeton Foreign Securities Fund - Class 2 (TIF2)

  Templeton Foreign Securities Fund - Class 3 (TIF3)

  Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

  Templeton Growth Securities Fund - Class 2 (FTVGS2)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Small Cap Growth Portfolio - Class I  (SBVSG)*

  ClearBridge Variable Small Cap Growth Portfolio - Class II  (SBVSG2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Short Duration Bond Portfolio - I Class Shares (AMTB)

  International Portfolio - S Class Shares (AMINS)

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio -  Class S (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

  Global Securities Fund/VA - Class 3 (OVGS3)

  Global Securities Fund/VA - Non-Service Shares (OVGS)*

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares  (OVSC)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  High Yield Portfolio - Administrative Class (PMVHYA)

  Low Duration Portfolio - Administrative Class (PMVLDA)

  Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  Putnam VT Growth and Income Fund - Class IB (PVGIB)*

  Putnam VT International Equity Fund - Class IB (PVTIGB)*

  Putnam VT Small Cap Value Fund - Class IB (PVTSCB)

  Putnam VT Voyager Fund - Class IB (PVTVB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

  VI Comstock Fund - Series I Shares (ACC1)

  Growth and Income Fund - Series I Shares (ACGI)

  VI American Franchise Fund - Series I Shares (ACEG)*

  VI Value Opportunities Fund - Series I Shares (AVBVI)*

  VI Small Cap Equity Fund - Series I Shares (AVSCE)

GUGGENHEIM INVESTMENTS

  Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

  Blue Chip Growth Portfolio - II (TRBCG2)

  Equity Income Portfolio - II (TREI2)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

WELLS FARGO FUNDS

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 13 Options	BOA Advisor
Variable Account Charges - Recurring	0.35%
Death Benefit Options:
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81th birthday less surrenders.

Maximum Variable Account Charges*	0.55%
*	When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

	Total	MLVGA3	DSIF	JABS	JACAS	JAIGS	MNDSC	MVFSC

0.35%	$39,598	$274	$909	$630	$429	$354	$10	$1,235
0.55%	7,863	37	11	133	9	12	-	513

Totals	$47,461	$311	$920	$763	$438	$366	$10	$1,748

	MSVRE	NVCCN2	NVCMD2	GVIDM	GVDMA	NVMMV2	SCVF2	SCF2

0.35%	$240	$-	$328	$268	$331	$157	$18	$10
0.55%	78	86	-	-	-	48	-	-

	$318	$86	$328	$268	$331	$205	$18	$10

	NVSIX2	GVEX2	ALVGIA	ALVREA	ALVSVA	ACVIP2	ACVI3	ACVMV1

0.35%	$117	$10	$-	$780	$4	$853	$309	$1,349
0.55%	5	-	75	23	-	486	94	435

	$122	$10	$75	$803	$4	$1,339	$403	$1,784

	ACVV	DVSCS	DCAP	FQB	FCS	FEIS	FGS	FIGBS

0.35%	$342	$818	$1,777	$13	$85	$338	$401	$2,716
0.55%	-	181	214	78	40	36	-	-

	$342	$999	$1,991	$91	$125	$374	$401	$2,716

	FMCS	FMMP2	FOS	FOSR	FTVSV2	FTVDM3	TIF2	TIF3

0.35%	$599	$3,114	$1	$559	$411	$337	$101	$706
0.55%	-	171	-	155	18	91	-	132

	$599	$3,285	$1	$714	$429	$428	$101	$838

	FTVGI3	SBVSG2	AMTB	AMINS	AMCG	AMFAS	OVGR	OVGS3

0.35%	$1,670	$51	$355	$618	$966	$94	$1	$527
0.55%	144	-	-	123	266	17	-	69

	$1,814	$51	$355	$741	$1,232	$111	$1	$596

	OVGI	OVSC	OVSB	PMVAAD	PMVFAD	PMVHYA	PMVLDA	PMVTRA

0.35%	$-	$448	$-	$150	$92	$2,208	$1,315	$4,053
0.55%	276	-	8	556	31	147	713	776

	$276	$448	$8	$706	$123	$2,355	$2,028	$4,829

	PVTSCB	ACC1	ACGI	AVSCE	RVARS	TRBCG2	TREI2	WRASP

0.35%	$55	$351	$1,172	$76	$10	$1,486	$461	$372
0.55%	-	-	157	-	-	744	11	281

	$55	$351	$1,329	$76	$10	$2,230	$472	$653

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	WRHIP	WRMCG	WFVSCG

0.35%	$1,928	$159	$47
0.55%	377	6	-

	$2,305	$165	$47

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, there were no transfers between the Account and the fixed account . Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$14,341,140	$0	$0	$14,341,140

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

	Purchases of Investments	Sales of Investments
Global Allocation V.I. Fund - Class III ( MLVGA3 )	$65,520	$32,200
Stock Index Fund, Inc. - Initial Shares ( DSIF )	200,866	3,510
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )	85,013	24,286
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	829	44,729
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS )	4,488	169,159
New Discovery Series - Service Class ( MNDSC )	8,567	10
Value Series - Service Class ( MVFSC )	57,394	57,692
U.S. Real Estate Portfolio - Class I ( MSVRE )	44,601	83,849
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	54,853	4,871
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	3,817	330
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	105,019	268
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA)	151,846	330
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	134,372	5,060
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	8,562	18
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	8,578	10
NVIT Small Cap Index Fund Class II ( NVSIX2 )	89,954	1,437
NVIT S&P 500 Index Fund Class II ( GVEX2 )	8,734	10
VPS Growth and Income Portfolio - Class A ( ALVGIA )	87	28,336
VPS Real Estate Investment Portfolio - Class A ( ALVREA )	104,895	85,969
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	82	5
American Century VP Inflation Protection Fund - Class II ( ACVIP2 )	272,728	109,301
VP International Fund - Class III ( ACVI3 )	24,483	2,542
VP Mid Cap Value Fund - Class I ( ACVMV1 )	25,146	45,850
VP Value Fund - Class I ( ACVV )	72,140	341
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	14,736	157,727
Appreciation Portfolio - Initial Shares ( DCAP )	104,563	298,828
Quality Bond Fund II - Primary Shares ( FQB )	43,468	38,439
VIP Contrafund(R) Portfolio - Service Class ( FCS )	937	128
VIP Equity-Income Portfolio - Service Class ( FEIS )	47,944	2,913
VIP Growth Portfolio - Service Class ( FGS )	79,726	64,971
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	304,936	946,997
VIP Mid Cap Portfolio - Service Class ( FMCS )	37,629	19,576
VIP Money Market Portfolio - Service Class 2 ( FMMP2 )	2,997,533	2,926,121
VIP Overseas Portfolio - Service Class R ( FOSR )	11,900	3,547
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	3,936	7,841
Templeton Developing Markets Securities Fund - Class 2 ( FTVDM2 )	29,029	29,003
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	65,379	18,053
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	49,454	48,975
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	53,552	44,800
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	373,471	43,969

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

ClearBridge Variable Small Cap Growth Portfolio - Class II ( SBVSG2 )		24,562	2,614
Short Duration Bond Portfolio - I Class Shares ( AMTB )		2,189	356
International Portfolio - S Class Shares ( AMINS )		214,784	6,290
Mid-Cap Growth Portfolio - I Class Shares ( AMCG )		44,146	256,323
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		30,015	23,028
Global Securities Fund/VA - Class 3 ( OVGS3 )		51,920	10,315
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )		62,283	276
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		96,248	72,866
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )		29,725	8
All Asset Portfolio - Advisor Class ( PMVAAD )		290,957	125,762
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		2,217	2,086
High Yield Portfolio - Administrative Class ( PMVHYA )		62,207	1,053,583
Low Duration Portfolio - Administrative Class ( PMVLDA )		800,225	99,449
Total Return Portfolio - Administrative Class ( PMVTRA )		513,588	758,579
Putnam VT Small Cap Value Fund - Class IB ( PVTSCB )		360	59
VI Comstock Fund - Series I Shares ( ACC1 )		155,009	2,500
Growth and Income Fund - Series I Shares ( ACGI )		42,068	37,338
VI Small Cap Equity Fund - Series I Shares ( AVSCE )		230	79
Variable Fund - Multi-Hedge Strategies ( RVARS )		8,567	10
Blue Chip Growth Portfolio - II ( TRBCG2 )		168,863	125,044
Equity Income Portfolio - II ( TREI2 )		260,675	18,740
Variable Insurance Portfolios - Asset Strategy ( WRASP )		72,702	121,294
Variable Insurance Portfolios - High Income ( WRHIP )		2,737,233	1,591,551
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )		116,794	1,741
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		53,542	2,845

	Total	$11,591,876	$9,664,737

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Allocation V.I. Fund - Class III (MLVGA3)
2013	0.35% to 0.55%	8,098	$15.94 to $ 15.79	$128,663	1.50%	14.02% to 13.79%
2012	0.35%	6,309	13.98	88,217	1.17%	9.58%
2011	0.35%	6,601	12.76	84,230	2.09%	-3.98%
2010	0.35%	7,412	13.29	98,496	1.62%	9.38%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.35% to 0.55%	17,245	24.64 to 24.10	424,866	2.00%	31.57% to 31.30%
2012	0.35%	8,459	18.73	158,454	2.21%	15.33%
2011	0.35%	5,753	16.24	93,439	1.83%	1.52%
2010	0.35%	5,921	16.00	94,727	1.70%	14.44%
2009	0.35%	8,191	13.98	114,512	2.11%	25.89%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2013	0.35% to 0.55%	11,198	24.25 to 23.72	270,073	1.92%	19.38% to 19.14%
2012	0.35% to 0.55%	9,084	20.31 to 19.90	184,202	2.59%	12.98% to 12.75%
2011	0.35% to 0.55%	8,637	17.98 to 17.65	155,035	2.53%	1.00% to 0.80%
2010	0.35% to 0.55%	6,793	17.80 to 17.51	120,699	3.26%	7.74% to 7.52%
2009	0.55%	813	16.29	13,243	2.77%	24.89%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	0.35% to 0.55%	4,166	28.76 to 28.13	119,775	0.66%	30.43% to 30.17%
2012	0.35% to 0.55%	5,949	22.05 to 21.61	131,153	0.84%	23.42% to 23.18%
2011	0.35% to 0.55%	2,479	17.87 to 17.54	44,193	0.20%	-7.27% to -7.45%
2010	0.35% to 0.55%	3,641	19.27 to 18.96	70,071	0.15%	6.11% to 5.89%
2009	0.35% to 0.55%	11,450	18.16 to 17.90	207,175	0.01%	45.50% to 45.21%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.35% to 0.55%	5,325	31.43 to 30.80	167,285	0.36%	12.78% to 12.56%
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2009	0.35%	1,645	14.84	24,407	0.51%	26.17%
New Discovery Series - Service Class (MNDSC)
2013	0.35%	668	14.49	9,676	0.00%	40.72%
Value Series - Service Class (MVFSC)
2013	0.35% to 0.55%	18,084	27.68 to 27.07	498,431	1.03%	35.12% to 34.85%
2012	0.35% to 0.55%	18,195	20.49 to 20.07	371,285	1.36%	15.48% to 15.24%
2011	0.35% to 0.55%	34,479	17.74 to 17.42	605,782	1.14%	-0.81% to -1.01%
2010	0.35% to 0.55%	35,080	17.89 to 17.60	623,502	1.51%	10.83% to 10.60%
2009	0.35% to 0.55%	73,423	16.14 to 15.91	1,179,966	1.33%	22.02% to 21.78%
U.S. Real Estate Portfolio - Class I (MSVRE)
2013	0.35% to 0.55%	2,109	32.47 to 31.75	68,156	0.91%	1.70% to 1.49%
2012	0.35% to 0.55%	3,187	31.92 to 31.28	101,487	0.32%	15.43% to 15.20%
2011	0.35% to 0.55%	3,173	27.66 to 27.15	87,357	0.75%	5.55% to 5.34%
2010	0.35% to 0.55%	3,233	26.20 to 25.78	84,362	3.23%	29.51% to 29.25%
2009	0.35% to 0.55%	22,957	20.23 to 19.95	462,477	3.31%	27.91% to 27.65%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013	0.55%	4,563	10.94	49,942	1.94%	4.36%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2013	0.35%	8,421	12.05	101,485	1.63%	17.39%
2012	0.35%	8,421	10.27	86,449	1.41%	11.98%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.35%	9,351	12.05	112,670	1.69%	16.22%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.35%	13,626	12.51	170,405	2.15%	21.95%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.35% to 0.55%	9,832	14.00 to 13.92	137,575	2.41%	35.20% to 34.93%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2013	0.35%	707	14.66	10,362	0.83%	39.53%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2013	0.35%	701	13.97	9,790	0.12%	40.06%
NVIT Small Cap Index Fund Class II (NVSIX2)
2013	0.35% to 0.55%	7,951	12.65 to 12.63	100,579	1.36%	26.50% to 26.33%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2013	0.35%	823	11.77	9,690	1.80%	17.74%	****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2013	0.55%	229	25.06	5,739	0.64%	34.22%
2012	0.55%	1,588	18.67	29,650	2.30%	16.88%
VPS Real Estate Investment Portfolio - Class A (ALVREA)
2013	0.35% to 0.55%	5,795	35.28 to 34.50	204,393	1.76%	3.83% to 3.62%
2012	0.35% to 0.55%	6,385	33.98 to 33.30	216,827	0.88%	20.76% to 20.52%
2011	0.35%	2,359	28.14	66,406	1.94%	8.65%
2010	0.35%	29,898	25.90	774,270	0.00%	25.90%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2013	0.35%	39	$ 37.64	$1,468	0.62%	37.57%
2012	0.35%	39	27.36	1,067	0.55%	18.33%
2011	0.35%	39	23.12	902	0.48%	-8.71%
2010	0.35%	39	25.33	988	0.04%	26.46%
2009	0.35%	39	20.03	781	1.10%	42.36%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.35% to 0.55%	26,819	15.21 to 14.88	406,834	1.60%	-8.80% to -8.98%
2012	0.35% to 0.55%	17,346	16.68 to 16.34	287,328	2.50%	7.01% to 6.79%
2011	0.35% to 0.55%	29,228	15.58 to 15.31	450,842	3.83%	11.35% to 11.13%
2010	0.35% to 0.55%	21,613	14.00 to 13.77	301,399	2.14%	4.75% to 4.54%
2009	0.35% to 0.55%	276,629	13.36 to 13.17	3,693,232	2.27%	9.83% to 9.61%
VP International Fund - Class III (ACVI3)
2013	0.35% to 0.55%	11,575	11.08 to 10.95	128,032	1.46%	21.98% to 21.74%
2012	0.35% to 0.55%	9,545	9.08 to 9.00	86,541	0.83%	20.74% to 20.49%
2011	0.35% to 0.55%	11,133	7.52 to 7.47	83,597	1.71%	-12.35% to -12.52%
2010	0.35% to 0.55%	14,312	8.58 to 8.54	122,695	2.58%	12.90% to 12.67%
2009	0.35% to 0.55%	38,285	7.60 to 7.58	290,779	2.27%	33.30% to 33.03%
VP Mid Cap Value Fund - Class I (ACVMV1)
2013	0.35% to 0.55%	21,877	22.75 to 22.35	496,112	1.23%	29.66% to 29.40%
2012	0.35% to 0.55%	23,388	17.54 to 17.28	409,165	1.99%	15.92% to 15.69%
2011	0.35% to 0.55%	123,233	15.13 to 14.93	1,863,746	1.35%	-1.04% to -1.24%
2010	0.35% to 0.55%	85,752	15.29 to 15.12	1,309,605	2.27%	18.84% to 18.60%
2009	0.35% to 0.55%	57,012	12.87 to 12.75	731,606	3.13%	29.49% to 29.23%
VP Value Fund - Class I (ACVV)
2013	0.35%	5,894	26.26	154,762	1.59%	31.27%
2012	0.35%	3,014	20.00	60,291	1.42%	14.17%
2011	0.35%	65,612	17.52	1,149,537	1.43%	0.66%
2010	0.35%	2,869	17.41	49,935	2.84%	13.03%
2009	0.35%	527	15.40	8,115	4.98%	19.44%
VP Vista(SM) Fund - Class I (ACVVS1)
2011	0.35%	363	12.25	4,447	0.00%	-8.22%
2010	0.35%	363	13.35	4,845	0.00%	23.45%
2009	0.35%	363	10.81	3,925	0.00%	22.04%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.35% to 0.55%	6,257	35.69 to 34.90	222,509	1.34%	40.22% to 39.94%
2012	0.35% to 0.55%	11,179	25.45 to 24.94	283,865	0.42%	15.34% to 15.10%
2011	0.35% to 0.55%	9,433	22.07 to 21.67	207,732	0.48%	0.21% to 0.01%
2010	0.35% to 0.55%	5,459	22.02 to 21.66	119,790	0.86%	25.39% to 25.14%
2009	0.35% to 0.55%	25,227	17.56 to 17.31	440,730	0.03%	24.59% to 24.34%
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.35% to 0.55%	19,892	22.95 to 22.44	455,652	1.93%	20.68% to 20.44%
2012	0.35% to 0.55%	29,776	19.02 to 18.63	565,320	3.66%	10.04% to 9.82%
2011	0.35% to 0.55%	24,438	17.28 to 16.97	421,672	3.38%	8.63% to 8.41%
2010	0.35% to 0.55%	14,106	15.91 to 15.65	223,749	2.90%	14.91% to 14.68%
2009	0.35% to 0.55%	47,989	13.84 to 13.65	661,538	2.58%	22.13% to 21.88%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.55%	1,244	15.91	19,797	3.10%	0.48%
2012	0.35%	869	16.16	14,046	4.00%	9.34%
2011	0.35%	869	14.78	12,847	5.22%	1.92%
2010	0.35%	725	14.51	10,517	0.00%	8.12%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2013	0.35% to 0.55%	1,250	29.68 to 29.03	36,911	1.03%	30.69% to 30.42%
2012	0.35% to 0.55%	1,228	22.71 to 22.26	27,757	0.03%	15.90% to 15.67%
2011	0.35% to 0.55%	78,320	19.60 to 19.24	1,533,346	0.98%	-2.98% to -3.17%
2010	0.35% to 0.55%	62,831	20.20 to 19.87	1,267,520	1.08%	16.70% to 16.46%
2009	0.35% to 0.55%	65,964	17.31 to 17.06	1,141,721	1.45%	35.19% to 34.92%
VIP Equity-Income Portfolio - Service Class (FEIS)
2013	0.35% to 0.55%	5,924	23.91 to 23.39	141,528	3.08%	27.56% to 27.31%
2012	0.35% to 0.55%	4,439	18.75 to 18.37	83,100	3.25%	16.78% to 16.54%
2011	0.35% to 0.55%	4,817	16.05 to 15.76	77,240	2.97%	0.51% to 0.31%
2010	0.35% to 0.55%	2,743	15.97 to 15.71	43,733	1.91%	14.69% to 14.46%
2009	0.35% to 0.55%	1,055	13.93 to 13.73	14,632	2.39%	29.58% to 29.32%
VIP Growth Portfolio - Service Class (FGS)
2013	0.35%	6,042	24.22	146,343	0.22%	35.73%
2012	0.35%	5,365	17.85	95,741	0.51%	14.14%
2011	0.35%	4,882	15.63	76,326	0.34%	-0.21%
2010	0.35%	2,134	15.67	33,433	0.17%	23.62%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	0.35%	7,174	$ 15.98	$114,637	0.36%	-2.23%
2012	0.35%	46,802	16.34	764,953	1.97%	5.40%
2011	0.35% to 0.55%	51,906	15.51 to 15.23	802,872	4.32%	6.83% to 6.62%
2010	0.35%	29,138	14.52	422,949	3.75%	7.30%
2009	0.35%	17,108	13.53	231,430	2.17%	15.27%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.35%	8,693	23.25	202,131	0.44%	35.59%
2012	0.35%	9,031	17.15	154,876	0.52%	14.35%
2011	0.35% to 0.55%	10,855	15.00 to 14.80	162,281	0.17%	-11.03% to -11.21%
2010	0.35%	20,324	16.86	342,593	0.06%	28.25%
2009	0.35%	4,257	13.14	55,938	0.62%	39.52%
VIP Money Market Portfolio - Service Class 2 (FMMP2)
2013	0.35% to 0.55%	63,510	11.42 to 11.17	724,876	0.01%	-0.34% to -0.54%
2012	0.35% to 0.55%	57,032	11.46 to 11.23	653,076	0.01%	-0.34% to -0.54%
2011	0.35% to 0.55%	381,088	11.50 to 11.29	4,381,141	0.01%	-0.34% to -0.54%
2010	0.35% to 0.55%	215,676	11.54 to 11.35	2,487,350	0.01%	-0.28% to -0.48%
2009	0.35% to 0.55%	35,590	11.57 to 11.41	411,717	0.73%	0.12% to -0.08%
VIP Overseas Portfolio - Service Class R (FOSR)
2013	0.35% to 0.55%	12,889	17.49 to 17.19	224,855	1.37%	29.85% to 29.59%
2012	0.35% to 0.55%	12,525	13.47 to 13.26	168,302	2.04%	20.25% to 20.00%
2011	0.35% to 0.55%	13,552	11.20 to 11.05	151,322	1.09%	-17.59% to -17.76%
2010	0.35% to 0.55%	17,745	13.59 to 13.44	240,563	0.72%	12.61% to 12.39%
2009	0.35% to 0.55%	32,141	12.07 to 11.96	387,043	1.82%	26.05% to 25.80%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2013	0.35% to 0.55%	3,930	35.32 to 34.54	138,718	1.29%	35.76% to 35.49%
2012	0.35% to 0.55%	4,168	26.02 to 25.49	108,335	0.80%	17.97% to 17.74%
2011	0.35% to 0.55%	3,993	22.05 to 21.65	87,858	0.75%	-4.10% to -4.29%
2010	0.35% to 0.55%	2,933	23.00 to 22.62	67,168	0.94%	27.77% to 27.52%
2009	0.35% to 0.55%	9,695	18.00 to 17.74	174,222	2.20%	28.71% to 28.45%
Franklin U.S. Government Fund - Class 2 (FTVUG2)
2010	0.35% to 0.55%	7,313	13.74 to 13.52	99,253	0.00%	4.91% to 4.70%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2013	0.35% to 0.55%	7,756	18.55 to 18.23	143,542	1.66%	-1.32% to -1.52%
2012	0.35% to 0.55%	5,132	18.80 to 18.51	96,197	2.49%	12.76% to 12.53%
2011	0.35% to 0.55%	5,229	16.67 to 16.45	86,949	1.16%	-16.15% to -16.32%
2010	0.35% to 0.55%	88,191	19.88 to 19.65	1,752,960	1.64%	17.10% to 16.87%
2009	0.35% to 0.55%	117,076	16.98 to 16.82	1,986,659	1.42%	72.03% to 71.68%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2013	0.35%	1,201	27.05	32,489	2.35%	22.54%
2012	0.35%	1,201	22.08	26,513	2.98%	17.82%
2011	0.35%	1,201	18.74	22,504	1.70%	-10.95%
2010	0.35%	1,201	21.04	25,270	1.89%	8.03%
2009	0.35%	1,201	19.48	23,392	3.20%	36.56%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2013	0.35% to 0.55%	15,705	17.69 to 17.39	277,361	2.09%	22.55% to 22.30%
2012	0.35% to 0.55%	15,648	14.44 to 14.22	225,496	2.58%	17.89% to 17.65%
2011	0.35% to 0.55%	10,594	12.25 to 12.08	129,440	0.82%	-10.99% to -11.17%
2010	0.35% to 0.55%	11,042	13.76 to 13.60	151,597	1.93%	8.03% to 7.81%
2009	0.35% to 0.55%	22,353	12.73 to 12.62	283,869	3.80%	36.72% to 36.44%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2013	0.35% to 0.55%	34,755	20.08 to 19.73	697,834	4.17%	1.28% to 1.08%
2012	0.35% to 0.55%	19,292	19.83 to 19.52	381,961	6.19%	14.66% to 14.43%
2011	0.35%	13,526	17.29	233,901	2.24%	-1.18%
2010	0.35%	73,636	17.50	1,288,522	0.09%	13.98%
2009	0.35%	105,741	15.35	1,623,384	15.58%	18.27%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2009	0.35%	5,503	8.59	47,246	0.00%	42.27%
ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2013	0.35%	996	25.01	24,908	0.05%	46.11%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	0.35%	8,409	12.09	101,628	2.15%	0.26%
2012	0.35%	8,409	12.05	101,359	2.94%	4.24%
2011	0.35%	19,128	11.56	221,187	3.79%	-0.06%
2010	0.35%	16,979	11.57	196,458	0.00%	4.92%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Portfolio - S Class Shares (AMINS)
2013	0.35% to 0.55%	23,002	$15.63 to $ 15.36	$358,984	2.14%	17.42% to 17.19%
2012	0.35% to 0.55%	8,860	13.31 to 13.11	117,609	0.85%	18.06% to 17.83%
2011	0.35% to 0.55%	9,628	11.27 to 11.12	108,180	5.56%	-12.64% to - 12.81%
2010	0.35% to 0.55%	12,350	12.90 to 12.76	158,914	7.04%	21.59% to 21.34%
2009	0.35% to 0.55%	41,049	10.61 to 10.51	434,339	3.27%	34.04% to 33.77%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2013	0.35% to 0.55%	7,731	32.35 to 31.63	249,079	0.00%	32.15% to 31.88%
2012	0.35% to 0.55%	15,399	24.48 to 23.99	375,794	0.00%	12.02% to 11.79%
2011	0.35% to 0.55%	14,914	21.85 to 21.46	325,158	0.00%	0.12% to -0.08%
2010	0.35% to 0.55%	9,213	21.83 to 21.47	200,290	0.00%	28.64% to 28.39%
2009	0.35% to 0.55%	13,627	16.97 to 16.72	230,196	0.00%	31.14% to 30.87%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2013	0.35% to 0.55%	1,939	21.10 to 20.63	40,844	0.00%	45.32% to 45.03%
2012	0.35% to 0.55%	1,515	14.52 to 14.23	21,912	0.00%	8.44% to 8.22%
2011	0.35% to 0.55%	2,068	13.39 to 13.15	27,552	0.00%	-1.41% to -1.60%
2010	0.35% to 0.55%	2,568	13.58 to 13.36	34,677	0.00%	19.19% to 18.95%
2009	0.35% to 0.55%	7,628	11.39 to 11.23	86,731	0.00%	22.32% to 22.08%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.35% to 0.55%	10,672	20.09 to 19.74	213,988	1.39%	26.89% to 26.64%
2012	0.35% to 0.55%	8,538	15.83 to 15.59	134,922	1.49%	20.80% to 20.56%
2011	0.55%	3,028	12.93	39,153	0.00%	-8.77%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	0.55%	3,212	23.43	75,267	1.06%	31.05%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2013	0.35%	4,393	35.38	155,432	0.97%	40.52%
2012	0.35%	3,694	25.18	93,011	0.22%	17.57%
2011	0.35%	480	21.42	10,279	0.67%	-2.55%
2010	0.35%	705	21.98	15,494	0.82%	22.97%
2009	0.35%	1,022	17.87	18,264	2.18%	36.72%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2013	0.55%	2,953	10.10	29,826	0.00%	-0.68%
All Asset Portfolio - Advisor Class (PMVAAD)
2013	0.35% to 0.55%	14,718	10.67 to 10.63	156,837	5.42%	-0.24% to -0.44%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2013	0.35% to 0.55%	2,525	12.58 to 12.46	31,695	1.69%	-6.89% to -7.08%
2012	0.35% to 0.55%	2,574	13.51 to 13.41	34,724	5.17%	4.86% to 4.65%
2011	0.35%	2,085	12.88	26,860	1.93%	8.04%
2010	0.35%	5,900	11.92	70,353	1.35%	8.99%
2009	0.35%	2,085	10.94	22,811	0.56%	9.41%
High Yield Portfolio - Administrative Class (PMVHYA)
2013	0.35% to 0.55%	17,603	25.16 to 24.60	442,386	5.17%	5.37% to 5.15%
2012	0.35% to 0.55%	60,152	23.88 to 23.40	1,435,732	5.50%	13.92% to 13.69%
2011	0.35% to 0.55%	120,500	20.96 to 20.58	2,524,736	6.53%	2.98% to 2.77%
2010	0.35% to 0.55%	125,293	20.36 to 20.02	2,549,297	7.20%	14.10% to 13.87%
2009	0.35% to 0.55%	25,134	17.84 to 17.59	446,662	8.70%	39.71% to 39.43%
Low Duration Portfolio - Administrative Class (PMVLDA)
2013	0.35% to 0.55%	77,958	14.51 to 14.19	1,127,583	1.37%	-0.48% to -0.68%
2012	0.35% to 0.55%	30,071	14.58 to 14.29	437,142	1.86%	5.49% to 5.27%
2011	0.35% to 0.55%	145,765	13.83 to 13.57	2,011,898	1.65%	0.76% to 0.55%
2010	0.35% to 0.55%	263,759	13.72 to 13.50	3,615,083	1.60%	4.92% to 4.71%
2009	0.35% to 0.55%	344,561	13.08 to 12.89	4,500,451	3.17%	12.92% to 12.69%
Total Return Portfolio - Administrative Class (PMVTRA)
2013	0.35% to 0.55%	54,679	18.12 to 17.72	988,365	2.22%	-2.30% to -2.49%
2012	0.35% to 0.55%	70,192	18.55 to 18.17	1,298,539	2.53%	9.22% to 9.00%
2011	0.35% to 0.55%	146,522	16.98 to 16.67	2,486,201	2.62%	3.24% to 3.04%
2010	0.35% to 0.55%	166,630	16.45 to 16.18	2,736,438	2.42%	7.73% to 7.52%
2009	0.35% to 0.55%	221,487	15.27 to 15.05	3,373,724	5.14%	13.63% to 13.40%
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
2013	0.35%	626	29.97	18,758	0.83%	39.12%
2012	0.35%	626	21.54	13,484	0.52%	17.08%
2011	0.35%	202	18.40	3,716	0.48%	-5.06%
2010	0.35%	202	19.38	3,914	0.30%	25.54%
2009	0.35%	202	15.44	3,118	1.70%	31.07%
VI Comstock Fund - Series I Shares (ACC1)
2013	0.35%	9,576	18.03	172,635	1.61%	35.50%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT - 13 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth and Income Fund - Series I Shares (ACGI)
2013	0.35% to 0.55%	15,096	$27.18 to $ 26.58	$409,537	1.52%	33.61% to 33.34%
2012	0.35% to 0.55%	15,213	20.34 to 19.93	308,883	0.33%	14.23% to 14.00%
2011	0.35% to 0.55%	70,397	17.81 to 17.48	1,252,806	0.48%	-2.35% to -2.55%
2010	0.35% to 0.55%	12,660	18.23 to 17.94	230,082	0.13%	12.12% to 11.89%
2009	0.35% to 0.55%	36,252	16.26 to 16.03	587,111	4.27%	23.93% to 23.68%
VI Small Cap Equity Fund - Series I Shares (AVSCE)
2013	0.35%	1,579	16.23	25,623	0.01%	36.98%
2012	0.35%	1,579	11.85	18,705	0.00%	13.49%
2011	0.35%	942	10.44	9,832	0.00%	-1.07%
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.35%	870	9.97	8,676	0.00%	-0.28%	****
Blue Chip Growth Portfolio - II (TRBCG2)
2013	0.35% to 0.55%	30,637	21.43 to 21.06	653,497	0.00%	40.36% to 40.08%
2012	0.35% to 0.55%	27,487	15.27 to 15.04	418,857	0.00%	17.49% to 17.26%
2011	0.35% to 0.55%	27,262	13.00 to 12.82	353,757	0.00%	1.01% to 0.81%
2010	0.35% to 0.55%	13,493	12.87 to 12.72	173,106	0.00%	15.59% to 15.36%
2009	0.35% to 0.55%	71,519	11.13 to 11.03	793,798	0.00%	41.30% to 41.01%
Equity Income Portfolio - II (TREI2)
2013	0.35% to 0.55%	19,259	17.30 to 17.00	333,140	1.58%	28.95% to 28.69%
2012	0.35%	4,185	13.42	56,155	2.04%	16.51%
2011	0.35%	2,849	11.52	32,811	1.72%	-1.37%
2010	0.35%	776	11.68	9,060	1.67%	14.34%
2009	0.35%	776	10.21	7,924	1.75%	24.81%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.35% to 0.55%	7,307	17.70 to 17.54	128,650	1.65%	24.69% to 24.44%
2012	0.35% to 0.55%	10,256	14.20 to 14.09	145,583	1.19%	18.76% to 18.52%
2011	0.35%	9,237	11.95	110,422	1.34%	-7.53%
2010	0.35%	120,072	12.93	1,552,266	0.02%	8.29%
2009	0.35%	137,565	11.94	1,642,197	0.00%	19.38%
Variable Insurance Portfolios - High Income (WRHIP)
2013	0.35% to 0.55%	100,312	11.99 to 11.95	1,201,881	6.93%	10.11% to 9.89%
2012	0.35% to 0.55%	1,643	10.88 to 10.87	17,868	0.00%	8.84% to 8.70%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2013	0.35% to 0.55%	9,783	13.12 to 13.08	128,327	0.00%	29.48% to 29.22%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2013	0.35%	3,451	18.77	64,770	0.00%	49.70%
2012	0.35%	659	12.54	8,262	0.00%	7.49%
2011	0.35%	3,916	11.66	45,673	0.00%	-4.93%
2010	0.35%	1,595	12.27	19,567	0.00%	26.33%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.35%	61,077	18.15	1,108,285	0.38%	-32.57%
2010	0.35% to 0.55%	65,170	26.91 to 26.61	1,752,733	0.53%	24.59% to 24.34%
2009	0.35%	74,916	21.60	1,618,102	0.42%	78.45%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.35%	260	18.17	4,725	0.00%	-7.48%
2010	0.35%	260	19.65	5,108	0.00%	18.36%
2009	0.35%	260	16.60	4,315	0.00%	41.87%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.55%	3,738	2.83	10,597	0.00%	-2.42%

2013	Contract owners equity:			$14,340,977
2012	Contract owners equity:			$11,067,480
2011	Contract owners equity:			$23,790,772
2010	Contract owners equity:			$25,555,401
2009	Contract owners equity:			$27,983,482

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.